MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Marketable Securities [Abstract]
Schedule of Marketable Securities	Financial assets measured at fair value through profit and loss:
	December 31,
	2021	2020

Corporate bonds and government treasury notes	18,541	-

	$18,541	$-